Fair Value Measurements - Recurring and Non-Recurring (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Short-term investments	$ 25,597	$ 0
Level 1 | Carrying Amount
FAIR VALUE MEASUREMENTS
Short-term investments	25,597	0
Level 1 | Fair Value
FAIR VALUE MEASUREMENTS
Short-term investments	25,563	0
Level 3 | Carrying Amount
FAIR VALUE MEASUREMENTS
Loans held for investment	4,793	0
Convertible Notes	514,644	0
Loan commitment asset	0	16,119
Level 3 | Fair Value
FAIR VALUE MEASUREMENTS
Loans held for investment	5,103	0
Convertible Notes	309,135	0
Loan commitment asset	0	54,654
Level 3 | Pre-Closing Bridge Notes | Carrying Amount | Bridge Loan
FAIR VALUE MEASUREMENTS
Debt instrument	0	750,000
Level 3 | Pre-Closing Bridge Notes | Fair Value | Bridge Loan
FAIR VALUE MEASUREMENTS
Debt instrument	0	269,067
Level 3 | Line of Credit | Revolving Credit Facility | Carrying Amount
FAIR VALUE MEASUREMENTS
Debt instrument	0	144,403
Level 3 | Line of Credit | Revolving Credit Facility | Fair Value
FAIR VALUE MEASUREMENTS
Debt instrument	$ 0	$ 145,323